Property, plant and equipment (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Property, plant and equipment
Amount at beginning of the year	R 221,308	R 198,021
Additions	30,943	22,613	R 16,022
Additions, to sustain existing operations	24,464	20,915
Additions, to expand operations	6,479	1,698
Reduction in rehabilitation provisions capitalised	(644)	(484)
Finance costs capitalised	1,074	740
Assets capitalised or reclassified	(212)	(248)
Reclassification to held for sale	(25)	(472)
Translation of foreign operations	21,226	15,037
Disposals and scrapping	(1,531)	(3,802)
Current year depreciation charge	(13,820)	(11,532)
Net impairment of property, plant and equipment	(32,847)	1,435
Amount at end of the year	225,472	221,308	198,021
Cost
Property, plant and equipment
Amount at beginning of the year	462,253	432,779
Amount at end of the year	508,566	462,253	432,779
Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(240,945)	(234,758)
Amount at end of the year	(283,094)	(240,945)	(234,758)
Land
Property, plant and equipment
Amount at beginning of the year	4,010	3,871
Additions	89	20
Additions, to sustain existing operations	89	20
Assets capitalised or reclassified	(33)	(170)
Reclassification to held for sale	(8)	(51)
Translation of foreign operations	577	407
Disposals and scrapping	(9)	(10)
Net impairment of property, plant and equipment	(34)	(57)
Amount at end of the year	4,592	4,010	3,871
Land | Cost
Property, plant and equipment
Amount at beginning of the year	4,357	4,145
Amount at end of the year	5,023	4,357	4,145
Land | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(347)	(274)
Amount at end of the year	(431)	(347)	(274)
Buildings and improvements
Property, plant and equipment
Amount at beginning of the year	11,121	11,554
Additions	32	80
Additions, to sustain existing operations	32	75
Additions, to expand operations		5
Assets capitalised or reclassified	498	(445)
Reclassification to held for sale	(10)	(22)
Translation of foreign operations	1,298	908
Disposals and scrapping	(41)	(533)
Current year depreciation charge	(556)	(434)
Net impairment of property, plant and equipment	(1,084)	13
Amount at end of the year	11,258	11,121	11,554
Buildings and improvements | Cost
Property, plant and equipment
Amount at beginning of the year	21,466	20,462
Amount at end of the year	24,252	21,466	20,462
Buildings and improvements | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(10,345)	(8,908)
Amount at end of the year	(12,994)	(10,345)	(8,908)
Plant, equipment and vehicles
Property, plant and equipment
Amount at beginning of the year	150,575	128,986
Additions	807	701
Additions, to sustain existing operations	732	671
Additions, to expand operations	75	30
Reduction in rehabilitation provisions capitalised	(265)	(33)
Assets capitalised or reclassified	23,502	17,482
Reclassification to held for sale	(7)	(340)
Translation of foreign operations	18,817	13,527
Disposals and scrapping	(432)	(2,565)
Current year depreciation charge	(10,631)	(8,599)
Net impairment of property, plant and equipment	(13,190)	1,416
Amount at end of the year	169,176	150,575	128,986
Plant, equipment and vehicles | Cost
Property, plant and equipment
Amount at beginning of the year	356,420	334,432
Amount at end of the year	399,595	356,420	334,432
Plant, equipment and vehicles | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(205,845)	(205,446)
Amount at end of the year	(230,419)	(205,845)	(205,446)
Mineral assets
Property, plant and equipment
Amount at beginning of the year	24,980	27,476
Additions	62	58
Additions, to sustain existing operations	62	58
Reduction in rehabilitation provisions capitalised	(14)	(56)
Assets capitalised or reclassified	4,518	88
Disposals and scrapping	(45)	(87)
Current year depreciation charge	(2,633)	(2,499)
Net impairment of property, plant and equipment	(12,859)
Amount at end of the year	14,009	24,980	27,476
Mineral assets | Cost
Property, plant and equipment
Amount at beginning of the year	49,388	47,606
Amount at end of the year	53,259	49,388	47,606
Mineral assets | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(24,408)	(20,130)
Amount at end of the year	(39,250)	(24,408)	(20,130)
Assets under construction
Property, plant and equipment
Amount at beginning of the year	30,622	26,134
Additions	29,953	21,754
Additions, to sustain existing operations	23,549	20,091
Additions, to expand operations	6,404	1,663
Reduction in rehabilitation provisions capitalised	(365)	(395)
Finance costs capitalised	1,074	740
Assets capitalised or reclassified	(28,697)	(17,203)
Reclassification to held for sale		(59)
Translation of foreign operations	534	195
Disposals and scrapping	(1,004)	(607)
Net impairment of property, plant and equipment	(5,680)	63
Amount at end of the year	26,437	30,622	26,134
Assets under construction | Cost
Property, plant and equipment
Amount at beginning of the year	30,622	26,134
Amount at end of the year	R 26,437	R 30,622	R 26,134